Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split, description		1-for-22
August 2020 [Member] | Registered Direct Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of issuance cost			$ 1,464,276
January 2021 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments of issuance cost	$ 680,181	$ 680,181	$ 2,970,165